Federated Hermes Municipal Obligations Fund Expense Example - Wealth Shares [Member] - Federated Hermes Municipal Obligations Fund - WS	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	163
Expense Example, with Redemption, 10 Years	$ 368